Note 2 - Material Accounting Policies and Basis of Preparation (Details Textual) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Borrowing costs capitalised		$ 0
Vehicles [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)	5 years